Employee Future Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Defined Benefit Pension Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2022	$ 168
2023	172
2024	176
2025	181
2026	189
2027-2031	1,019
OPEB Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2022	28
2023	29
2024	30
2025	32
2026	33
2027-2031	$ 175